Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Information to Condensed Consolidated Statements of Cash Flows

The following is provided as supplemental information to the consolidated statements of cash flows:

	Year Ended December 31,
	2013	2014	2015
Cash paid for interest	$116,890	$107,926	$105,155
Cash paid for income taxes, net of refunds received	$136,124	$122,972	$108,435

Noncash investing and financing activities:
Change in accounts payable and accrued expenses for the acquisition of theatre properties and equipment (1)	$(7,325)	$(1,225)	$2,491
Theatre properties and equipment acquired under capital lease	$69,541	$19,908	$36,544
Investment in NCM - receipt of common units (see Note 4)	$98,797	$8,216	$15,421
Investment in AC JV, LLC (see Note 5)	$8,333	$—	$—
Issuance of promissory note related to investment in AC JV, LLC (see Note 5)	$(8,333)	$—	$—
Noncash distributions to Cinemark Holdings, Inc.	$(4,971)	$—	$(17,935)
Receipt of promissory note related to sale of investment in Taiwan joint venture	$—	$—	$2,304

(1)	Additions to theatre properties and equipment included in accounts payable as of December 31, 2014 and 2015 were $13,235 and $10,744, respectively.